Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash Flows From Operating Activities
Net (loss) income	$ (347.0)	$ (84.9)	$ 136.3
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	62.9	61.7	56.4
Deferred income taxes	(21.9)	19.2	(58.2)
Pension cost	1.3	0.1	0.7
Stock-based compensation	9.1	7.7	7.2
Asbestos adjustments	85.8	224.2	(17.4)
Tax benefit from stock options exercised	(0.4)	(0.9)
Other-than-temporary impairment on investments			14.8
Changes in operating assets and liabilities:
Restricted cash and cash equivalents	63.3	14.9	69.0
Restricted short-term investments	9.7	54.4
Payment to the AICF	(63.7)		(110.0)
Accounts and other receivables	24.9	(30.1)	6.6
Inventories	(8.1)	(12.2)	40.3
Prepaid expenses and other assets	6.3	(48.1)	5.7
Insurance receivable - Asbestos	22.9	14.4	16.5
Accounts payable and accrued liabilities	(7.7)	35.4	(11.4)
Asbestos liability	(97.8)	(91.0)	(91.1)
Deposit with Australian Taxation Office	254.3	(29.3)	(9.9)
ATO settlement payment			(101.6)
Australian Taxation Office - amended assessment	190.4
Other accrued liabilities	(37.1)	47.6	0.9
Net cash provided by (used in) operating activities	147.2	183.1	(45.2)
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(50.3)	(50.5)	(26.1)
Proceeds from sale of property, plant and equipment	0.7
Net cash used in investing activities	(49.6)	(50.5)	(26.1)
Cash Flows From Financing Activities
Proceeds from short-term borrowings			128.8
Repayments of short-term borrowings		(93.3)	(125.5)
Proceeds from long-term borrowings	460.0	274.0	431.6
Repayments of long-term borrowings	(555.0)	(350.7)	(375.4)
Proceeds from issuance of shares	4.9	10.1	0.1
Tax benefit from stock options exercised	0.4	0.9
Dividends paid			(34.6)
Net cash (used in) provided by financing activities	(89.7)	(159.0)	25.0
Effects of exchange rate changes on cash	(8.5)	3.2	53.3
Net (decrease) increase in cash and cash equivalents	(0.6)	(23.2)	7.0
Cash and cash equivalents at beginning of period	19.2	42.4	35.4
Cash and cash equivalents at end of period	18.6	19.2	42.4
Components of Cash and Cash Equivalents
Cash at bank and on hand	9.5	13.1	8.9
Short-term deposits	9.1	6.1	33.5
Cash and cash equivalents at end of period	18.6	19.2	42.4
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest, net of amounts capitalized	9.1	7.4	7.8
Cash paid during the year for income taxes, net	$ 38.7	$ 48.5	$ 23.2